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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_];  Amendment Number:    ________

This Amendment (Check only one)                  [_] is a restatement.

                                                 [_] adds new holdings entries.

Institutional Manager Filing this Report:

Name:    PLAINS CAPITAL CORPORATION
Address: 2911 Turtle Creek Blvd, Suite 700
         Dallas, TX 75219

Form 13F File Number: 28-12708

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey L. Isom
Title: Chief Financial Officer
Phone: 214.252.4010

Signature, Place and Date of Signing:

/s/ JEFFREY L. ISOM         Dallas, TX                May 9, 2008
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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- -----------------------------
      28-06796       Hester Capital Management LLC